PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2011	2012
Advances to suppliers	$5,733,241	$7,039,523
Prepaid expenses	11,188,313	5,067,824
Barter goods	5,463,771	4,355,479
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	2,697,970	1,066,166
Other current assets	5,194,858	5,278,902
	$34,278,153	$26,807,894